Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Trade and other receivables [Abstract]
Trade receivables	$ 196,888	$ 258,088
Tax receivables	44,450	50,663
Prepayments	27,115	12,074
Other accounts receivable	7,222	10,910
Trade and other receivables	$ 275,675	$ 331,735